FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Accordion loan amount		$ 30,000
Vessels		715,263	$ 861,342
Vessel Held for Sale		14,960	0
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		34,739	57,847
Restricted Cash		9,909	4,223
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan		(223,122)	(253,902)
Financing of 2018-built Vessels		(104,277)	(112,238)
Fair Value [Member] | Level 2 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels	[1]	93,710	0
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		34,739	57,847
Restricted Cash		9,909	4,223
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan		(223,122)	(253,902)
Financing of 2018-built Vessels		(104,277)	(112,238)
Carrying Value [Member] | Level 2 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels	[1]	$ 93,710	$ 0

[1]	Vessels measured at fair value are included as part of the Vessels and Vessel Held for Sale balances of $715.3 million and $15.0 million, respectively, in our consolidated balance sheet as of December 31, 2021.